AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Information Technology – 29.4%
Communications Equipment – 7.0%
Calix, Inc.(a)	81,089	$4,008,229
Lumentum Holdings, Inc.(a)	53,545	4,473,149
Motorola Solutions, Inc.	19,350	4,495,392
Telefonaktiebolaget LM Ericsson - Class B	143,392	1,618,455

		14,595,225

Electronic Equipment, Instruments & Components – 2.2%
Flex Ltd.(a)	256,610	4,536,865

IT Services – 5.9%
Adyen NV(a) (b)	1,305	3,647,947
Network International Holdings PLC(a) (b)	268,570	1,314,678
Square, Inc. - Class A(a)	11,479	2,753,123
Twilio, Inc. - Class A(a)	5,480	1,748,394
Visa, Inc. - Class A(c)	12,850	2,862,338

		12,326,480

Semiconductors & Semiconductor Equipment – 5.7%
Cree, Inc.(a)	25,570	2,064,266
Infineon Technologies AG	90,350	3,695,149
MediaTek, Inc.	82,000	2,639,373
NXP Semiconductors NV	18,000	3,525,660

		11,924,448

Software – 6.8%
Adobe, Inc.(a)	7,270	4,185,485
Coinbase Global, Inc.(a)	7,740	1,760,695
Dassault Systemes SE	78,400	4,125,840
Microsoft Corp.	14,160	3,991,987

		14,064,007

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	25,920	3,667,680

		61,114,705

Industrials – 20.0%
Aerospace & Defense – 1.5%
Hexcel Corp.(a)	53,700	3,189,243

Building Products – 2.1%
Trex Co., Inc.(a)	42,240	4,305,523

Commercial Services & Supplies – 5.2%
Tetra Tech, Inc.	18,480	2,759,803
TOMRA Systems ASA	57,280	2,996,442
Waste Management, Inc.	34,130	5,097,657

		10,853,902

Electrical Equipment – 5.4%
Rockwell Automation, Inc.	14,570	4,284,163
Schneider Electric SE	18,630	3,102,898
Vestas Wind Systems A/S	95,970	3,849,264

		11,236,325

Company	Shares	U.S. $ Value

Machinery – 4.1%
Deere & Co.	7,150	$2,395,751
SMC Corp.	5,100	3,181,941
Xylem, Inc./NY	23,940	2,960,899

		8,538,591

Professional Services – 1.7%
Recruit Holdings Co., Ltd.	55,700	3,404,708

		41,528,292

Health Care – 19.4%
Biotechnology – 1.3%
Abcam PLC(a)	134,980	2,724,444

Health Care Equipment & Supplies – 8.8%
Alcon, Inc.	40,310	3,263,929
Becton Dickinson and Co.	10,820	2,659,772
Danaher Corp.	16,740	5,096,326
Koninklijke Philips NV	84,450	3,751,852
STERIS PLC	17,771	3,630,260

		18,402,139

Health Care Providers & Services – 4.3%
Apollo Hospitals Enterprise Ltd.	63,644	3,827,086
Laboratory Corp. of America Holdings(a)	17,871	5,029,614

		8,856,700

Life Sciences Tools & Services – 5.0%
Bio-Rad Laboratories, Inc. - Class A(a)	5,880	4,386,186
Bruker Corp.	41,870	3,270,047
Gerresheimer AG	27,090	2,650,666

		10,306,899

		40,290,182

Financials – 13.1%
Banks – 7.2%
Erste Group Bank AG	115,550	5,073,705
HDFC Bank Ltd.	180,041	3,843,894
SVB Financial Group(a)	9,420	6,093,609

		15,011,208

Capital Markets – 4.7%
MSCI, Inc. - Class A	8,730	5,310,808
Partners Group Holding AG	2,770	4,322,967

		9,633,775

Insurance – 1.2%
AIA Group Ltd.	217,200	2,498,756

		27,143,739

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.2%
Auto Components – 1.5%
Aptiv PLC(a)	21,591	$3,216,411

Automobiles – 1.2%
BYD Co., Ltd. - Class H	78,000	2,424,427

Household Durables – 1.8%
TopBuild Corp.(a)	17,893	3,664,665

Internet & Direct Marketing Retail – 0.8%
MercadoLibre, Inc.(a)	1,020	1,712,988

Textiles, Apparel & Luxury Goods – 1.9%
NIKE, Inc. - Class B	27,500	3,993,825

		15,012,316

Utilities – 3.8%
Electric Utilities – 2.6%
NextEra Energy, Inc.	41,210	3,235,809
Orsted AS(b)	17,280	2,277,756

		5,513,565

Water Utilities – 1.2%
American Water Works Co., Inc.	14,509	2,452,601

		7,966,166

Materials – 3.0%
Chemicals – 3.0%
Chr Hansen Holding A/S	29,640	2,421,062
Koninklijke DSM NV	19,190	3,837,537

		6,258,599

Consumer Staples – 1.1%
Household Products – 1.1%
Procter & Gamble Co. (The)	15,780	2,206,044

Total Common Stocks (cost $130,287,234)		201,520,043

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $5,733,325)	5,733,325	5,733,325

Total Investments – 99.8% (cost $136,020,559)(g)		207,253,368
Other assets less liabilities – 0.2%		446,263

Net Assets – 100.0%		$207,699,631

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	INR	364,346	USD	4,831	10/08/2021	$(74,395)
Barclays Bank PLC	USD	1,315	INR	97,690	10/08/2021	597
Barclays Bank PLC	USD	675	INR	49,825	10/08/2021	(4,649)
Barclays Bank PLC	USD	696	EUR	589	11/08/2021	(13,157)
BNP Paribas SA	USD	502	NOK	4,332	10/13/2021	(6,493)
BNP Paribas SA	TWD	67,279	USD	2,434	10/21/2021	13,547
BNP Paribas SA	USD	3,088	KRW	3,545,961	10/28/2021	(95,489)
BNP Paribas SA	HKD	6,152	USD	789	11/10/2021	(919)
Citibank, NA	USD	3,270	AUD	4,541	11/09/2021	13,013
Citibank, NA	USD	4,593	JPY	502,708	11/17/2021	(74,524)
Citibank, NA	USD	652	RUB	47,981	12/15/2021	(157)
Deutsche Bank AG	BRL	5,081	USD	948	10/04/2021	14,927
Deutsche Bank AG	USD	934	BRL	5,081	10/04/2021	(1,089)
Deutsche Bank AG	USD	944	BRL	5,081	11/03/2021	(14,819)
Goldman Sachs Bank USA	CHF	464	USD	506	10/28/2021	7,711
Goldman Sachs Bank USA	EUR	801	USD	941	11/08/2021	12,566
Goldman Sachs Bank USA	USD	4,449	GBP	3,239	11/10/2021	(84,334)
Goldman Sachs Bank USA	USD	810	ZAR	11,611	11/24/2021	(44,260)
JPMorgan Chase Bank, NA	INR	31,889	USD	422	10/08/2021	(7,573)
Morgan Stanley Capital Services, Inc.	BRL	5,081	USD	934	10/04/2021	1,089
Morgan Stanley Capital Services, Inc.	USD	966	BRL	5,081	10/04/2021	(32,490)
Morgan Stanley Capital Services, Inc.	INR	91,353	USD	1,222	10/08/2021	(7,909)
Morgan Stanley Capital Services, Inc.	NOK	28,154	USD	3,218	10/13/2021	(2,380)
Morgan Stanley Capital Services, Inc.	USD	902	NOK	7,833	10/13/2021	(5,831)
Morgan Stanley Capital Services, Inc.	USD	4,996	CAD	6,394	11/19/2021	51,630
Standard Chartered Bank	USD	3,194	TWD	88,998	10/21/2021	7,345
State Street Bank & Trust Co.	NOK	2,846	USD	326	10/13/2021	368
State Street Bank & Trust Co.	USD	408	NOK	3,534	10/13/2021	(4,091)
State Street Bank & Trust Co.	CHF	1,967	USD	2,181	10/28/2021	69,113
State Street Bank & Trust Co.	EUR	13,110	USD	15,580	11/08/2021	384,538
State Street Bank & Trust Co.	USD	1,686	JPY	185,260	11/17/2021	(21,035)
State Street Bank & Trust Co.	USD	6,249	CNY	40,467	12/09/2021	(5,492)
UBS AG	EUR	3,856	USD	4,581	11/08/2021	111,777

						$187,135

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $7,240,381 or 3.5% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,860,483 and gross unrealized depreciation of investments was $(3,440,539), resulting in net unrealized appreciation of $71,419,944.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

RUB – Russian Ruble

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN[1] September 30, 2021 (unaudited)
59.3%	United States
7.1%	Netherlands
4.1%	Denmark
3.7%	India
3.7%	Switzerland
3.2%	Japan
3.1%	Germany
2.4%	Austria
2.0%	France
1.4%	Norway
1.3%	United Kingdom
1.3%	Taiwan
1.2%	Hong Kong
3.4%	Other
2.8%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following: Argentina, China, Sweden and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$45,387,941	$15,726,764	$—	$61,114,705
Industrials	31,838,745	9,689,547	—	41,528,292
Health Care	26,796,649	13,493,533	—	40,290,182

Investments in Securities:	Level 1	Level 2		Level 3	Total
Financials	$11,404,417	$15,739,322		$—	$27,143,739
Consumer Discretionary	12,587,889	2,424,427		—	15,012,316
Utilities	5,688,410	2,277,756		—	7,966,166
Materials	2,421,062	3,837,537		—	6,258,599
Consumer Staples	2,206,044	—		—	2,206,044
Short-Term Investments	5,733,325	—		—	5,733,325
Total Investments in Securities	144,064,482	63,188,886	(a)	—	207,253,368
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	688,221		—	688,221
Liabilities:
Forward Currency Exchange Contracts	—	(501,086)		—	(501,086)

Total	$144,064,482	$63,376,021		$—	$207,440,503

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2021 is as follows:

Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,795	$27,515	$30,577	$5,733	$0	**

**	Amount less than $500.